Subsequent Events (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Apr. 26, 2017	Feb. 17, 2015	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt onetime payment		$ 3,000
Common Stock [Member]
Number of shares convertible into common stock					36,667
Subsequent Event [Member]
Warrant exercise price per share			$ 0.085	$ 0.085
Additional warrant exercisable			15,714,288 Additional Warrants exercisable at $0.085 per share, subject to adjustment, over a period which is the earlier of (i) one-year after the effective date of a registration statement covering the warrant shares, or (ii) three years from the date of issuance. The Additional Warrants are callable by the Company for nominal consideration if the common stock trades above $0.17 per share and the daily volume is more than $50,000 for at least 20 trading days;	15,714,288 Additional Warrants exercisable at $0.085 per share, subject to adjustment, over a period which is the earlier of (i) one-year after the effective date of a registration statement covering the warrant shares, or (ii) three years from the date of issuance. The Additional Warrants are callable by the Company for nominal consideration if the common stock trades above $0.17 per share and the daily volume is more than $50,000 for at least 20 trading days;
Subsequent Event [Member] | Series A Warrants [Member]
Warrant exercise price per share			$ 0.085	$ 0.085
Warrant term				5 years
Subsequent Event [Member] | Settlement Agreement [Member] | Pickwick Capital Partners, LLC [Member]
Number of common stock shares issued value	$ 125,000
Subsequent Event [Member] | Bonus Warrants [Member]
Number of shares convertible into common stock			15,714,288
Warrant exercise price per share			$ 0.17	$ 0.17
Warrant term			3 years	3 years
Minimum nominal consideration threshold price per share			$ 0.30	$ 0.30
Subsequent Event [Member] | Between April 1, 2017 and August 9, 2017 [Member]
Number of common stock shares issued			20,099,018
Cashless exercise of warrant			30,486,990
Subsequent Event [Member] | Between April 1, 2017 and August 9, 2017 [Member] | Common Stock [Member]
Number of common stock shares issued			31,862,600
Cashless exercise of warrant			159,313
Subsequent Event [Member] | May 25, 2017 [Member]
Number of shares convertible into common stock			15,873,600	15,873,600
Convertible preferred stock price per share			$ 0.063	$ 0.063
Stock conversion description				The Series C is convertible at $0.7 per share or approximately $0.063 per share after giving effect to the additional $111,111, subject to reduction in the event of future sales of equity securities and common stock equivalents (with customary exemptions) at a lower price.
Registration statement transanction description				The registration statement will cover 47,302,176 shares of common underlying the Series A Warrants, Additional Warrants, and Bonus Warrants
Warrant term			5 years
Subsequent Event [Member] | May 25, 2017 [Member] | Series C Convertible Preferred Stock [Member]
Convertible preferred stock issuance upon conversion			1,111,111	1,111,111
Number of shares convertible into common stock			79,368	79,368
Convertible preferred stock price per share			$ 0.7	$ 0.7
Subsequent Event [Member] | May 25, 2017 [Member] | Institutional Investors [Member]
Increase in cash			$ 1,000,000	$ 1,000,000
Subsequent Event [Member] | May 31, 2017 [Member] | Promissory Note [Member]
Debt face amount			45,000	45,000
Debt onetime payment			$ 54,000	$ 54,000